Vanguard Explorer Value Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (92.8%)
Communication Services (2.3%)
Nexstar Media Group Inc. Class A	108,672	9,054
* IAC/interactivecorp	13,671	3,696
		12,750
Consumer Discretionary (7.8%)
Lithia Motors Inc. Class A	71,413	8,612
* Perdoceo Education Corp.	381,731	6,215
Cooper Tire & Rubber Co.	194,822	5,013
LCI Industries	47,447	4,694
* Adtalem Global Education Inc.	137,204	4,591
* LGI Homes Inc.	50,409	4,205
* Boot Barn Holdings Inc.	106,769	2,293
* Stoneridge Inc.	101,457	2,088
* Modine Manufacturing Co.	381,899	2,043
Wendy's Co.	72,580	1,543
Kontoor Brands Inc.	79,666	1,165
* Lands' End Inc.	131,113	823
		43,285
Consumer Staples (1.5%)
* Hostess Brands Inc. Class A	699,593	8,447

Energy (2.5%)
International Seaways Inc.	157,407	3,570
Parsley Energy Inc. Class A	283,415	2,590
^ Rattler Midstream LP	282,285	2,374
* PDC Energy Inc.	184,553	2,248
Viper Energy Partners LP	184,313	1,934
* WPX Energy Inc.	255,751	1,450
		14,166
Financials (15.4%)
Popular Inc.	179,736	7,098
Starwood Property Trust Inc.	499,426	6,622
Columbia Banking System Inc.	256,499	6,248
Washington Federal Inc.	235,231	6,083
PacWest Bancorp	316,442	5,478
James River Group Holdings Ltd.	137,859	5,331
* Bancorp Inc.	582,851	5,129
First BanCorp (XNYS)	921,623	5,041
BGC Partners Inc. Class A	1,590,020	4,094
Pinnacle Financial Partners Inc.	102,707	4,093
Argo Group International Holdings Ltd.	122,050	3,746
Wintrust Financial Corp.	85,894	3,639
Webster Financial Corp.	127,400	3,605
Flushing Financial Corp.	308,824	3,502
PJT Partners Inc.	59,048	3,229

	Renasant Corp.	131,654	3,176
	First Merchants Corp.	106,916	3,000
	Evercore Inc.	50,426	2,779
	WSFS Financial Corp.	98,933	2,738
	First Horizon National Corp.	126,320	1,181
			85,812
Health Care (6.4%)
*,^	Ligand Pharmaceuticals Inc.	93,938	9,541
*	Syneos Health Inc.	150,966	9,207
*	Change Healthcare Inc.	390,206	4,870
*	Envista Holdings Corp.	203,396	4,300
*	Merit Medical Systems Inc.	87,466	3,935
*	Pacira BioSciences Inc.	82,253	3,615
			35,468
Industrials (17.1%)
*	Colfax Corp.	322,456	9,048
	BWX Technologies Inc.	139,401	8,722
*	IAA Inc.	180,895	7,417
*	Teledyne Technologies Inc.	17,962	6,720
	KAR Auction Services Inc.	436,095	6,258
*	Saia Inc.	46,518	5,044
	Trinity Industries Inc.	248,468	4,962
	Encore Wire Corp.	100,866	4,871
*	BMC Stock Holdings Inc.	168,378	4,407
	Kaman Corp.	98,852	3,954
	EnerSys	61,555	3,896
	Altra Industrial Motion Corp.	119,183	3,695
*	Beacon Roofing Supply Inc.	147,354	3,628
	Quanta Services Inc.	84,032	3,103
*	Stericycle Inc.	52,328	2,869
	Interface Inc. Class A	334,898	2,843
	Greenbrier Cos. Inc.	121,826	2,585
	HNI Corp.	99,206	2,527
	Applied Industrial Technologies Inc.	42,728	2,478
	Steelcase Inc. Class A	140,344	1,625
*	WESCO International Inc.	42,012	1,399
	AZZ Inc.	43,664	1,382
*	MRC Global Inc.	216,803	1,284
			94,717
Information Technology (17.3%)
*	ACI Worldwide Inc.	520,186	14,347
*	J2 Global Inc.	120,109	9,404
	Silicon Motion Technology Corp. ADR	199,796	9,005
*	Verint Systems Inc.	140,700	6,524
*	Fabrinet	98,011	6,267
	Jabil Inc.	183,877	5,501
	MKS Instruments Inc.	51,730	5,464
*	Itron Inc.	83,856	5,402
*	Semtech Corp.	94,170	5,008
*	Insight Enterprises Inc.	97,674	5,007
	SYNNEX Corp.	40,711	4,342
*	MACOM Technology Solutions Holdings Inc.	135,097	4,289
*	Nuance Communications Inc.	164,324	3,760
	KBR Inc.	143,808	3,372
*	Virtusa Corp.	99,888	3,004
	Dolby Laboratories Inc. Class A	36,911	2,242

*	Lattice Semiconductor Corp.			78,881	1,962
	Belden Inc.			30,780	1,048
					95,948
Materials (8.8%)
	FMC Corp.			156,909	15,441
	Silgan Holdings Inc.			393,763	13,168
	Ashland Global Holdings Inc.			91,586	6,151
	Eagle Materials Inc.			77,131	5,149
*	Axalta Coating Systems Ltd.			195,684	4,522
	Carpenter Technology Corp.			116,160	2,715
	Compass Minerals International Inc.			33,543	1,616
					48,762
Real Estate (10.4%)
	Medical Properties Trust Inc.			730,381	13,205
	Gaming and Leisure Properties Inc.			261,052	9,017
	Corporate Office Properties Trust			273,755	6,836
	STAG Industrial Inc.			219,692	5,910
*	Howard Hughes Corp.			94,445	4,784
	Sunstone Hotel Investors Inc.			385,147	3,408
	Spirit Realty Capital Inc.			115,471	3,283
	Cousins Properties Inc.			102,222	3,181
	Invitation Homes Inc.			119,066	3,131
	SITE Centers Corp.			383,021	2,172
	Newmark Group Inc. Class A			360,169	1,531
	RPT Realty			230,720	1,331
					57,789
Utilities (3.3%)
	Portland General Electric Co.			144,030	6,785
	MDU Resources Group Inc.			266,830	5,806
	Unitil Corp.			115,818	5,579
					18,170
Total Common Stocks (Cost $517,471)					515,314
		Coupon
Temporary Cash Investments (9.2%)
Money Market Fund (8.7%)
1,2 Vanguard Market Liquidity Fund		0.307%		479,935	47,994

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.5%)
3	United States Cash Management Bill	0.100%-0.103%	7/14/20	1,700	1,700
3	United States Cash Management Bill	0.210%	9/15/20	180	180
3	United States Treasury Bill	0.087%	9/24/20	1,000	999
					2,879
Total Temporary Cash Investments (Cost $50,861)					50,873
Total Investments (102.0%) (Cost $568,332)					566,187
Other Assets and Liabilities—Net (-2.0%)[2]					(11,246)
Net Assets (100%)					554,941
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,630,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $8,825,000 was received for securities on loan.
3 Securities with a value of $2,160,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2020	333	23,190	3,209

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Explorer Value Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	515,314	—	—	515,314
Temporary Cash Investments	47,994	2,879	—	50,873
Total	563,308	2,879	—	566,187
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	240	—	—	240
1 Represents variation margin on the last day of the reporting period.